Quarterly Holdings Report
for
Fidelity® OTC Portfolio
April 30, 2025
OTC-NPRT3-0625
1.800345.121
Common Stocks - 95.4%
	Shares	Value ($)
BRAZIL - 0.4%
Consumer Discretionary - 0.4%
Broadline Retail - 0.4%
MercadoLibre Inc (a)	52,691	122,814,817
CANADA - 0.4%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Cenovus Energy Inc	163,706	1,927,280
Information Technology - 0.2%
IT Services - 0.2%
Shopify Inc Class A (United States) (a)	467,932	44,453,540
Materials - 0.2%
Metals & Mining - 0.2%
Franco-Nevada Corp (United States)	395,900	68,007,702
TOTAL CANADA		114,388,522
CHINA - 0.1%
Communication Services - 0.0%
Entertainment - 0.0%
Netease Inc ADR	14,461	1,548,195
Interactive Media & Services - 0.0%
Tencent Holdings Ltd ADR	81,889	5,000,142
TOTAL COMMUNICATION SERVICES		6,548,337

Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Alibaba Group Holding Ltd ADR	6,263	747,990
JD.com Inc A Shares	8,495	138,310
		886,300
Financials - 0.1%
Financial Services - 0.1%
Ant International Co Ltd Class C (b)(c)	10,036,067	18,667,085
TOTAL CHINA		26,101,722
DENMARK - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Ascendis Pharma A/S ADR (a)	269,166	45,876,653
FRANCE - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
GenSight Biologics SA (a)(d)	210,187	54,765
IRELAND - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Circle Internet Financial LLC (b)	1,272,556	29,688,731
Circle Internet Financial LLC (b)	391,560	9,135,095

TOTAL IRELAND		38,823,826
ISRAEL - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Global-e Online Ltd (a)	246,710	8,859,356
NETHERLANDS - 1.8%
Health Care - 1.0%
Biotechnology - 1.0%
Argenx SE ADR (a)	417,726	269,491,752
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
ASML Holding NV depository receipt	121,717	81,316,693
BE Semiconductor Industries NV	344,915	36,823,051
NXP Semiconductors NV	552,488	101,829,064
		219,968,808
TOTAL NETHERLANDS		489,460,560
TAIWAN - 1.6%
Information Technology - 1.6%
Semiconductors & Semiconductor Equipment - 1.6%
Taiwan Semiconductor Manufacturing Co Ltd ADR	2,602,737	433,850,231
UNITED KINGDOM - 0.5%
Consumer Staples - 0.1%
Beverages - 0.1%
Diageo PLC	748,837	21,027,638
Health Care - 0.4%
Pharmaceuticals - 0.4%
Astrazeneca PLC ADR	1,540,777	110,612,381
TOTAL UNITED KINGDOM		131,640,019
UNITED STATES - 90.3%
Communication Services - 18.3%
Diversified Telecommunication Services - 0.0%
Starry Group Holdings Inc Class A (a)(b)	331,308	2
Entertainment - 3.3%
Electronic Arts Inc	2,301	333,852
Netflix Inc (a)	799,935	905,302,438
Take-Two Interactive Software Inc (a)	11,388	2,657,048
		908,293,338
Interactive Media & Services - 13.5%
Alphabet Inc Class A	9,248,976	1,468,737,389
Alphabet Inc Class C	5,029,439	809,186,441
Epic Games Inc (a)(b)(c)	77,600	49,612,008
Meta Platforms Inc Class A	1,934,395	1,061,982,855
Reddit Inc Class A (a)	2,712,516	316,197,990
Vimeo Inc Class A (a)	278,566	1,403,973
		3,707,120,656
Media - 0.7%
Charter Communications Inc Class A (a)	171,748	67,301,171
Comcast Corp Class A	3,695,609	126,389,828
		193,690,999
Wireless Telecommunication Services - 0.8%
T-Mobile US Inc	890,009	219,787,723
TOTAL COMMUNICATION SERVICES		5,028,892,718

Consumer Discretionary - 9.4%
Automobiles - 0.1%
Rivian Automotive Inc Class A (a)	12,878	175,913
Tesla Inc (a)	92,758	26,172,598
		26,348,511
Broadline Retail - 6.6%
Amazon.com Inc (a)	9,849,567	1,816,457,146
ContextLogic Inc Class A (a)	4,849	34,622
Etsy Inc (a)	135,404	5,887,366
		1,822,379,134
Diversified Consumer Services - 0.1%
Duolingo Inc Class A (a)	98,625	38,412,465
Hotels, Restaurants & Leisure - 1.2%
Airbnb Inc Class A (a)	18,825	2,295,143
Churchill Downs Inc	294,457	26,621,857
Domino's Pizza Inc	505,815	248,036,502
Hilton Worldwide Holdings Inc	75,886	17,110,775
Marriott International Inc/MD Class A1	42,103	10,044,934
Starbucks Corp	184,151	14,741,288
		318,850,499
Specialty Retail - 0.9%
Lowe's Cos Inc	806,346	180,266,712
Ross Stores Inc	458,808	63,774,312
ThredUp Inc Class A (a)(d)	85,750	385,017
		244,426,041
Textiles, Apparel & Luxury Goods - 0.5%
Figs Inc Class A (a)(d)	44,654	179,955
Kontoor Brands Inc	5,764	346,705
Lululemon Athletica Inc (a)	185,475	50,221,066
NIKE Inc Class B	1,643,100	92,670,840
		143,418,566
TOTAL CONSUMER DISCRETIONARY		2,593,835,216

Consumer Staples - 3.0%
Beverages - 2.2%
Keurig Dr Pepper Inc	8,895,403	307,691,990
Monster Beverage Corp (a)	4,598,736	276,476,008
		584,167,998
Consumer Staples Distribution & Retail - 0.4%
Costco Wholesale Corp	93,828	93,311,946
Dollar Tree Inc (a)	284,702	23,280,083
		116,592,029
Food Products - 0.4%
Mondelez International Inc	1,732,898	118,062,341
Personal Care Products - 0.0%
Honest Co Inc/The (a)	156,398	749,146
TOTAL CONSUMER STAPLES		819,571,514

Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Diamondback Energy Inc	50,830	6,710,068
EOG Resources Inc	13,576	1,497,840
Exxon Mobil Corp	3,582,500	378,419,475
		386,627,383
Financials - 1.8%
Banks - 0.1%
Huntington Bancshares Inc/OH	2,181,056	31,690,744
Wintrust Financial Corp	43,431	4,828,223
		36,518,967
Capital Markets - 0.2%
Moody's Corp	98,350	44,564,352
S&P Global Inc	675	337,534
		44,901,886
Financial Services - 1.5%
Mastercard Inc Class A	738,764	404,886,998
PayPal Holdings Inc (a)	168,864	11,118,006
		416,005,004
TOTAL FINANCIALS		497,425,857

Health Care - 9.0%
Biotechnology - 4.3%
Alnylam Pharmaceuticals Inc (a)	1,536,269	404,407,452
Crinetics Pharmaceuticals Inc (a)	1,919,930	64,106,463
Exact Sciences Corp (a)	1,162,785	53,069,507
Gilead Sciences Inc	2,485,400	264,794,516
GRAIL Inc (d)	6,414	221,251
Ionis Pharmaceuticals Inc (a)	31,376	963,557
Legend Biotech Corp ADR (a)	1,174,382	41,044,651
Regeneron Pharmaceuticals Inc	572,393	342,726,033
Trevena Inc (a)	707	904
		1,171,334,334
Health Care Equipment & Supplies - 3.0%
Boston Scientific Corp (a)	3,137,218	322,725,616
Inspire Medical Systems Inc (a)	135,142	21,403,790
Insulet Corp (a)	1,462,096	368,872,200
Intuitive Surgical Inc (a)	166,827	86,049,367
Neuronetics Inc (a)(d)	38,218	167,395
Outset Medical Inc (a)	2,641	28,099
Pulmonx Corp (a)	25,851	124,860
TransMedics Group Inc (a)	363,868	33,479,495
		832,850,822
Health Care Providers & Services - 0.5%
UnitedHealth Group Inc	330,700	136,063,208
Health Care Technology - 0.5%
Certara Inc (a)	220,940	3,062,228
Veeva Systems Inc Class A (a)	618,021	144,425,328
		147,487,556
Life Sciences Tools & Services - 0.7%
10X Genomics Inc Class A (a)	799,366	6,610,757
Bruker Corp	2,085,573	83,548,054
Danaher Corp	441,002	87,904,929
Illumina Inc (a)	38,486	2,986,514
Seer Inc Class A (a)(d)	582,754	1,159,680
Thermo Fisher Scientific Inc	21,734	9,323,886
		191,533,820
Pharmaceuticals - 0.0%
Elanco Animal Health Inc (a)	87,875	833,055
TherapeuticsMD Inc (a)(d)	6,773	8,399
		841,454
TOTAL HEALTH CARE		2,480,111,194

Industrials - 3.2%
Aerospace & Defense - 1.4%
Space Exploration Technologies Corp (a)(b)(c)	2,038,183	377,063,855
Space Exploration Technologies Corp Class C (a)(b)(c)	106,017	19,613,145
		396,677,000
Commercial Services & Supplies - 0.0%
Veralto Corp	15,779	1,513,206
Construction & Engineering - 0.0%
Bowman Consulting Group Ltd (a)	77,394	1,711,955
Ground Transportation - 1.4%
CSX Corp	283,470	7,957,003
Uber Technologies Inc (a)	4,512,528	365,559,893
		373,516,896
Passenger Airlines - 0.0%
Wheels Up Experience Inc Class A (a)(d)	79,666	91,616
Wheels Up Experience Inc Class A rights (a)(b)	11,102	0
Wheels Up Experience Inc Stage 1 rights (a)(b)	11,102	0
Wheels Up Experience Inc Stage 3 rights (a)(b)	11,103	0
		91,616
Professional Services - 0.4%
Verisk Analytics Inc	369,685	109,585,725
TOTAL INDUSTRIALS		883,096,398

Information Technology - 43.6%
Communications Equipment - 1.5%
Arista Networks Inc	463,082	38,097,756
Cisco Systems Inc	6,683,641	385,846,595
		423,944,351
IT Services - 0.5%
Gartner Inc (a)	125,444	52,821,960
Twilio Inc Class A (a)	910	88,005
X.Ai Holdings Corp Class A (b)(c)	1,968,600	71,972,016
		124,881,981
Semiconductors & Semiconductor Equipment - 14.5%
Advanced Micro Devices Inc (a)	52,091	5,071,059
Analog Devices Inc	449,798	87,674,626
Applied Materials Inc	64,981	9,793,287
Astera Labs Inc (a)	52,202	3,409,313
Broadcom Inc	1,304,506	251,078,270
Intel Corp	6,687,600	134,420,760
Lam Research Corp	624,901	44,786,655
Marvell Technology Inc	9,222,241	538,302,207
Micron Technology Inc	1,439,915	110,801,459
NVIDIA Corp	25,370,402	2,763,344,186
QUALCOMM Inc	74,531	11,064,872
Skyworks Solutions Inc	92,298	5,932,915
		3,965,679,609
Software - 12.8%
Adobe Inc (a)	92,858	34,819,893
Appfolio Inc Class A (a)	50,148	10,356,565
Atom Tickets LLC (a)(b)(c)(e)	516,103	5
Autodesk Inc (a)	178,686	49,004,636
Cadence Design Systems Inc (a)	629,947	187,560,420
Dropbox Inc Class A (a)	190,495	5,438,632
Dynatrace Inc (a)	9,049	425,032
Figma Inc Class A (b)(c)	234,100	5,555,193
HubSpot Inc (a)	151,543	92,668,545
Intuit Inc	259,242	162,666,578
Microsoft Corp	7,332,205	2,898,127,348
Roper Technologies Inc	104,701	58,640,936
Salesforce Inc	8,485	2,280,004
Stripe Inc Class B (a)(b)(c)	91,800	3,258,900
Synopsys Inc (a)	48,055	22,057,726
		3,532,860,413
Technology Hardware, Storage & Peripherals - 14.3%
Apple Inc	18,390,079	3,907,891,788
Sandisk Corp/DE	94,089	3,021,197
Western Digital Corp (a)	282,267	12,380,231
		3,923,293,216
TOTAL INFORMATION TECHNOLOGY		11,970,659,570

Materials - 0.1%
Chemicals - 0.1%
Linde PLC	66,242	30,022,862
Real Estate - 0.3%
Specialized REITs - 0.3%
Equinix Inc	93,446	80,433,645
Utilities - 0.2%
Electric Utilities - 0.2%
Constellation Energy Corp	276,590	61,801,270
TOTAL UNITED STATES		24,832,477,627
TOTAL COMMON STOCKS (Cost $11,572,477,532)		26,244,348,098

Convertible Preferred Stocks - 1.5%
	Shares	Value ($)
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd Series E1 (a)(b)(c)	130,752	27,757,342
UNITED STATES - 1.4%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Waymo LLC Series A2 (a)(b)(c)	103,940	6,722,839
Waymo LLC Series B2 (a)(b)(c)	178,470	11,962,844
Waymo LLC Series C2 (b)(c)	513,288	39,980,003
		58,665,686
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (a)(b)(c)	3,300	802,461
TOTAL CONSUMER DISCRETIONARY		59,468,147

Financials - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings Inc Series C1 (a)(b)(c)	79,348	5,115,565
Industrials - 1.2%
Aerospace & Defense - 1.2%
Anduril Industries Inc Series F (b)(c)	1,478,951	60,459,517
Anduril Industries Inc Series G (b)(c)	342,700	14,009,576
Space Exploration Technologies Corp Series G (a)(b)(c)	62,037	114,768,450
Space Exploration Technologies Corp Series H (a)(b)(c)	65,670	121,489,500
		310,727,043
Information Technology - 0.0%
Software - 0.0%
Stripe Inc Series H (a)(b)(c)	315,830	11,211,965
TOTAL UNITED STATES		386,522,720
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $158,797,598)		414,280,062

Domestic Equity Funds - 1.9%
	Shares	Value ($)
Invesco QQQ Trust ETF (Cost $520,800,618)	1,100,600	523,302,282

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Castle Creek Biosciences Inc Series A4 (a)(b)(c) (Cost $10,010,850)	30,303	5,888,782

Money Market Funds - 1.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.33	344,470,731	344,539,625
Fidelity Securities Lending Cash Central Fund (f)(g)	4.33	1,744,611	1,744,785
TOTAL MONEY MARKET FUNDS (Cost $346,284,410)			346,284,410

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $12,608,371,008)	27,534,103,634
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(30,905,204)
NET ASSETS - 100.0%	27,503,198,430

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $965,911,051 or 3.5% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anduril Industries Inc Series F	8/07/24	32,147,366

Anduril Industries Inc Series G	4/17/25	14,010,536

Ant International Co Ltd Class C	5/16/18	38,251,213

Atom Tickets LLC	8/15/17	3,301,094

ByteDance Ltd Series E1	11/18/20	14,327,043

Castle Creek Biosciences Inc Series A4	9/29/16	10,010,851

Discord Inc Series I	9/15/21	1,817,061

Epic Games Inc	7/13/20 - 3/29/21	61,546,000

Figma Inc Class A	5/15/24	5,429,481

Space Exploration Technologies Corp	10/16/15 - 12/09/24	21,570,984

Space Exploration Technologies Corp Class C	9/11/17 - 12/09/24	5,858,746

Space Exploration Technologies Corp Series G	1/20/15	4,805,386

Space Exploration Technologies Corp Series H	8/04/17	8,865,450

Stripe Inc Class B	5/18/21	3,683,785

Stripe Inc Series H	3/15/21 - 5/25/23	12,672,679

Tenstorrent Holdings Inc Series C1	4/23/21	4,717,626

Waymo LLC Series A2	5/08/20	8,925,037

Waymo LLC Series B2	6/11/21	16,369,625

Waymo LLC Series C2	10/18/24	40,139,789

X.Ai Holdings Corp Class A	10/27/21	54,254,583

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,912,379,104	2,474,685,653	4,042,525,132	5,981,063	-	-	344,539,625	344,470,731	0.6%
Fidelity Securities Lending Cash Central Fund	38,187,555	761,237,656	797,680,426	68,118	-	-	1,744,785	1,744,611	0.0%
Total	1,950,566,659	3,235,923,309	4,840,205,558	6,049,181	-	-	346,284,410

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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